Finance income/(expenses), net - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Increase in loan volume	85.00%
Interest expense on refund liabilities	€ 266	€ 2,615
Minimum
Disclosure of attribution of expenses by nature to their function [line items]
Exchange rate, appreciation of US dollar against Euro	3.00%